UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-CSR relates solely to the Registrant’s Prudential Global Real Estate Fund (the “Fund”).

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	04/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Global Real Estate Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

June 15, 2016

Prudential Global Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.13	–0.81	34.67	50.75	—
Class B	0.77	–1.47	30.03	40.39	—
Class C	0.77	–1.47	30.03	40.45	—
Class Q	1.36	–0.33	N/A	N/A	21.95 (8/23/13)
Class R	0.99	–0.98	33.37	N/A	39.61 (6/16/08)
Class Z	1.27	–0.49	36.73	55.20	—
FTSE EPRA/NAREIT Developed Real Estate Net Index	3.63	1.91	37.57	46.49	—
S&P 500 Index	0.43	1.21	68.52	94.91	—
Lipper Global Real Estate Funds Average	2.28	0.17	34.49	41.39	—
S&P Developed Property Net Index	4.19	1.77	40.17	47.51	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–6.20	6.15	3.42	—
Class B		–6.23	6.46	3.28	—
Class C		–2.42	6.62	3.27	—
Class Q		–0.26	N/A	N/A	8.31 (8/23/13)
Class R		–0.94	7.15	N/A	4.51 (6/16/08)
Class Z		–0.46	7.69	4.31	—
FTSE EPRA/NAREIT Developed Real Estate Net Index		0.41	7.65	3.85	—
S&P 500 Index		1.78	11.56	7.00	—
Lipper Global Real Estate Funds Average		–0.48	7.16	3.30	—
S&P Developed Property Net Index		0.78	8.04	3.90	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Real Estate Net Index—The Financial Times Stock Exchange European Public Real Estate Association/National Associate of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Real Estate Net Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 25.95% and 47.00% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 9.38% and 5.11% for Class R shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 33.62% and 91.31% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 11.70% and 8.68% for Class R shares.

Prudential Global Real Estate Fund	5

Your Fund’s Performance (continued)

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 24.86% and 47.50% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 9.08% and 5.17% for Class R shares.

S&P Developed Property Net Index—The S&P Developed Property Net Index is an unmanaged, weighted index that measures the investable universe of publicly traded property companies domiciled in developed markets. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 27.07% and 51.21% for Class R shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 9.70% and 5.47% for Class R shares.

Investors cannot invest directly in an index or average. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Simon Property Group, Inc., Retail REITs	4.5
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	3.1
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	2.8
Equity Residential, Residential REITs	2.8
Welltower, Inc., Health Care REITs	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Retail	26.8
Residential	13.0
Diversified Real Estate Activities	11.9
Diversified	11.5
Office	11.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Global Real Estate Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.30	1.28%	$6.40
	Hypothetical	$1,000.00	$1,018.50	1.28%	$6.42
Class B	Actual	$1,000.00	$1,007.70	1.98%	$9.88
	Hypothetical	$1,000.00	$1,015.02	1.98%	$9.92
Class C	Actual	$1,000.00	$1,007.70	1.98%	$9.88
	Hypothetical	$1,000.00	$1,015.02	1.98%	$9.92
Class Q	Actual	$1,000.00	$1,013.60	0.80%	$4.01
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
Class R	Actual	$1,000.00	$1,009.90	1.48%	$7.40
	Hypothetical	$1,000.00	$1,017.50	1.48%	$7.42
Class Z	Actual	$1,000.00	$1,012.70	0.98%	$4.90
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.28	1.28
B	1.98	1.98
C	1.98	1.98
Q	0.80	0.80
R	1.73	1.48
Z	0.98	0.98

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Real Estate Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Australia 6.8%
Charter Hall Office, REIT (Escrow Shares)*(d)	590,800	$—
Dexus Property Group, REIT	4,719,339	30,091,418
Goodman Group, REIT	5,325,085	27,743,058
Investa Office Fund, REIT	4,363,494	13,777,862
LendLease Group	2,211,149	21,239,652
Mirvac Group, REIT	12,266,178	17,354,640
Scentre Group, REIT	6,191,755	21,977,840
Stockland, REIT	5,158,525	17,061,857
Vicinity Centres	12,617,312	31,714,842
Westfield Corp., REIT	6,343,739	48,451,130

		229,412,299

Canada 2.3%
Boardwalk Real Estate Investment Trust, REIT	685,318	29,330,977
Brookfield Canada Office Properties, REIT	452,562	9,951,531
Canadian Apartment Properties, REIT	921,933	21,918,595
Chartwell Retirement Residences, REIT	1,613,892	17,789,213

		78,990,316

China 0.1%
China Overseas Land & Investment Ltd., REIT	1,012,000	3,212,358

France 3.2%
Fonciere des Regions, REIT	170,809	16,159,607
Klepierre, REIT	550,662	25,899,118
Mercialys SA, REIT	462,622	10,304,520
Unibail-Rodamco SE, REIT	207,810	55,702,760

		108,066,005

Germany 3.2%
ADO Properties SA, 144A*	412,140	13,567,793
Alstria Office REIT AG, REIT*	800,723	11,243,611
LEG Immobilien AG*	211,418	19,612,106
TLG Immobilien AG	845,862	17,917,324
VIB Vermoegen AG	443,072	9,210,796
Vonovia SE	1,100,476	37,095,184

		108,646,814

Hong Kong 5.3%
Henderson Land Development Co. Ltd.	4,420,630	27,551,752
Hongkong Land Holdings Ltd.	5,034,100	31,966,535

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Link REIT, REIT	3,798,000	$23,042,014
Sun Hung Kai Properties Ltd.	7,613,935	95,959,359

		178,519,660

Ireland 1.5%
Green REIT PLC, REIT	9,719,917	16,049,238
Hibernia REIT PLC, REIT	13,552,968	20,003,866
Irish Residential Properties REIT PLC, REIT*	10,262,212	13,160,900

		49,214,004

Japan 15.0%
Activia Properties, Inc., REIT	7,823	42,034,318
Advance Residence Investment Corp., REIT	2,334	6,286,348
Daito Trust Construction Co. Ltd.	239,000	33,802,310
Daiwa House Industry Co. Ltd.	1,468,900	39,244,205
Daiwa House REIT Investment Corp., REIT	918	4,925,940
Frontier Real Estate Investment Corp., REIT	1,048	5,256,705
GLP J-REIT, REIT	22,505	27,336,990
Hoshino Resorts REIT Inc., REIT	487	5,934,580
Invincible Investment Corp., REIT	28,228	21,434,402
Japan Excellent, Inc., REIT	4,004	5,703,064
Japan Hotel REIT Investment Corp., REIT	10,452	9,428,366
Japan Real Estate Investment Corp., REIT	2,989	18,612,552
Japan Retail Fund Investment Corp., REIT	13,093	32,167,786
Kenedix Retail REIT Corp., REIT	11,965	31,553,806
Lasalle Logiport,REIT*	8,661	8,270,278
Mitsubishi Estate Co. Ltd.	3,204,780	60,899,201
Mitsui Fudosan Co. Ltd.	4,328,339	105,708,571
Nippon Building Fund, Inc., REIT	3,102	19,651,183
Nippon Prologis REIT, Inc., REIT	4,665	11,185,914
Sumitomo Realty & Development Co. Ltd.	612,652	17,813,635

		507,250,154

Netherlands 0.3%
Eurocommercial Properties NV	253,826	11,854,389

Singapore 3.5%
Ascendas Real Estate Investment Trust, REIT	7,786,912	14,211,796
Cache Logistics Trust, REIT	18,118,100	11,644,097
Keppel REIT	36,618,500	28,538,333
Mapletree Commercial Trust, REIT	25,964,800	28,939,694
Suntec Real Estate Investment Trust, REIT	28,496,400	35,604,216

		118,938,136

See Notes to Financial Statements.

12

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Spain 0.5%
Axiare Patrimonio SOCIMI SA, REIT*	1,058,201	$16,115,597

Sweden 1.6%
Atrium Ljungberg AB (Class B Stock)	770,080	12,208,163
Fabege AB	759,210	12,678,319
Hufvudstaden AB (Class A Stock)	894,308	13,878,314
Kungsleden AB	1,240,851	8,541,523
Pandox AB*	398,050	6,755,982

		54,062,301

Switzerland 0.4%
PSP Swiss Property AG	157,278	15,168,578

United Kingdom 7.1%
Big Yellow Group PLC, REIT	1,416,697	16,687,937
British Land Co. PLC (The), REIT	3,676,410	38,681,432
Derwent London PLC, REIT	371,822	17,870,637
Empiric Student Property PLC, REIT	9,363,337	15,357,246
Great Portland Estates PLC, REIT	2,033,038	22,542,844
Hammerson PLC, REIT	2,503,309	21,423,181
Kennedy Wilson Europe Real Estate PLC	644,750	10,267,295
Land Securities Group PLC, REIT	2,786,950	46,161,550
Segro PLC, REIT	3,346,288	20,445,453
Shaftesbury PLC, REIT	1,022,559	13,601,596
Tritax Big Box REIT PLC	8,082,187	16,025,260

		239,064,431

United States 49.2%
Acadia Realty Trust, REIT(a)	946,016	31,880,739
Apartment Investment & Management Co., REIT (Class A Stock)	1,114,896	44,662,734
Boston Properties, Inc., REIT	222,542	28,676,762
Chesapeake Lodging Trust, REIT	1,238,323	30,499,896
Community Healthcare Trust, Inc.	681,140	12,396,748
CoreSite Realty Corp., REIT	298,746	22,385,038
CyrusOne, Inc., REIT	212,607	9,382,347
Duke Realty Corp., REIT	2,711,478	59,300,024
Empire State Realty Trust, Inc., REIT (Class A Stock)(a)	2,396,339	44,356,235
Equinix, Inc., REIT	54,898	18,135,554
Equity LifeStyle Properties, Inc., REIT	508,250	34,810,043
Equity One, Inc., REIT	1,452,167	41,096,326
Equity Residential, REIT(a)	1,409,387	95,936,973
Essex Property Trust, Inc., REIT	381,605	84,124,822
Extra Space Storage, Inc., REIT	838,855	71,260,732

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d.)
Federal Realty Investment Trust	462,732	$70,372,283
First Potomac Realty Trust, REIT	2,839,349	23,878,925
General Growth Properties, Inc., REIT	2,904,588	81,415,602
Healthcare Realty Trust, Inc., REIT(a)	1,046,005	31,673,031
Hudson Pacific Properties, Inc., REIT	1,815,188	53,094,249
Monogram Residential Trust, Inc., REIT	2,316,339	23,464,514
National Retail Properties, Inc., REIT	1,111,064	48,620,161
New York REIT, Inc., REIT	6,069,493	59,663,116
Physicians Realty Trust, REIT	1,997,232	36,209,816
Public Storage, REIT(a)	146,791	35,935,905
Retail Properties of America, Inc., REIT (Class A Stock)	2,671,969	42,724,784
Rexford Industrial Realty, Inc., REIT	1,012,337	19,001,565
Simon Property Group, Inc., REIT	748,716	150,619,198
SL Green Realty Corp., REIT	374,596	39,362,548
Sovran Self Storage, Inc., REIT	470,361	49,961,745
STORE Capital Corp., REIT	1,795,291	46,085,120
Sun Communities, Inc., REIT	750,646	50,946,344
Sunstone Hotel Investors, Inc., REIT	3,257,457	41,728,024
Taubman Centers, Inc., REIT	571,809	39,712,135
Welltower, Inc., REIT	1,294,880	89,890,570

		1,663,264,608

TOTAL LONG-TERM INVESTMENTS (cost $2,987,106,712)		3,381,779,650

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $55,615,340; includes $51,463,978 of cash collateral for securities on loan) (Note 3)(b)(c)	55,615,340	55,615,340

TOTAL INVESTMENTS 101.7% (cost $3,042,722,052) (Note 5)		3,437,394,990
Liabilities in excess of other assets (1.7)%		(56,265,902)

NET ASSETS 100.0%		$3,381,129,088

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.

See Notes to Financial Statements.

14

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,611,537; cash collateral of $51,463,978 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$229,412,299	$—
Canada	78,990,316	—	—
China	—	3,212,358	—
France	—	108,066,005	—
Germany	22,778,589	85,868,225	—
Hong Kong	31,966,535	146,553,125	—
Ireland	49,214,004	—	—
Japan	8,270,278	498,979,876	—
Netherlands	—	11,854,389	—
Singapore	—	118,938,136	—
Spain	16,115,597	—	—
Sweden	—	54,062,301	—
Switzerland	—	15,168,578	—
United Kingdom	31,382,506	207,681,925	—
United States	1,663,264,608	—	—
Affiliated Mutual Fund	55,615,340	—	—

Total	$1,957,597,773	$1,479,797,217	$—

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Retail REITs	26.8%
Residential REITs	13.0
Diversified Real Estate Activities	11.9
Diversified REITs	11.5
Office REITs	11.1
Specialized REITs	6.7
Real Estate Operating Companies	5.7
Health Care REITs	5.1
Industrial REITs	4.5
Hotel & Resort REITs	2.6
Affiliated Mutual Fund (including 1.5% of collateral for securities on loan)	1.7%
Health Care Facilities	0.5
Real Estate Development	0.4
Hotels, Resorts & Cruise Lines	0.2

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Global Real Estate Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $49,611,537:
Unaffiliated investments (cost $2,987,106,712)	$3,381,779,650
Affiliated investments (cost $55,615,340)	55,615,340
Receivable for investments sold	11,208,014
Dividends receivable	7,393,037
Receivable for Fund shares sold	4,954,597
Tax reclaim receivable	2,422,618
Prepaid expenses	10,856

Total assets	3,463,384,112

Liabilities
Payable to broker for collateral for securities on loan	51,463,978
Payable for investments purchased	19,781,347
Payable for Fund shares reacquired	7,006,864
Management fee payable	2,080,800
Accrued expenses and other liabilities	1,559,854
Distribution fee payable	295,534
Affiliated transfer agent fee payable	61,020
Loan interest payable	5,627

Total liabilities	82,255,024

Net Assets	$3,381,129,088

Net assets were comprised of:
Shares of beneficial interest, at par	$140,399
Paid-in capital in excess of par	3,047,799,854

3,047,940,253
Distributions in excess of net investment income	(34,101,660)
Accumulated net realized loss on investment foreign currency transactions	(27,624,225)
Net unrealized appreciation on investments and foreign currencies	394,914,720

Net assets, April 30, 2016	$3,381,129,088

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($558,008,882 ÷ 23,219,419 shares of beneficial interest issued and outstanding)	$24.03
Maximum sales charge (5.50% of offering price)	1.40

Maximum offering price to public	$25.43

Class B
Net asset value, offering price and redemption price per share, ($13,914,699 ÷ 589,581 shares of beneficial interest issued and outstanding)	$23.60

Class C
Net asset value, offering price and redemption price per share, ($162,883,730 ÷ 6,902,519 shares of beneficial interest issued and outstanding)	$23.60

Class Q
Net asset value, offering price and redemption price per share, ($369,699,750 ÷ 15,325,112 shares of beneficial interest issued and outstanding)	$24.12

Class R
Net asset value, offering price and redemption price per share, ($26,051,599 ÷ 1,086,285 shares of beneficial interest issued and outstanding)	$23.98

Class Z
Net asset value, offering price and redemption price per share, ($2,250,570,428 ÷ 93,276,514 shares of beneficial interest issued and outstanding)	$24.13

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,523,893)	$56,183,696
Affiliated income from securities lending, net	75,024
Affiliated dividend income	22,956

Total income	56,281,676

Expenses
Management fee	12,358,567
Distribution fee—Class A	816,963
Distribution fee—Class B	69,643
Distribution fee—Class C	817,416
Distribution fee—Class R	91,757
Transfer agent’s fees and expenses (including affiliated expense of $186,700)	2,652,000
Custodian and accounting fees	341,000
Shareholders’ reports	165,000
Registration fees	78,000
Trustees’ fees	32,000
Insurance expenses	21,000
Legal fees and expenses	20,000
Commitment fee on syndicated credit agreement	19,000
Loan interest expense	16,587
Audit fee	13,000
Miscellaneous	53,225

Total expenses	17,565,158
Less: Distribution fee waiver—Class R	(30,586)

Net expenses	17,534,572

Net investment income	38,747,104

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(4,321,452)
Foreign currency transactions	(525,843)

(4,847,295)

Net change in unrealized appreciation (depreciation) on:
Investments	4,010,857
Foreign currencies	529,763

4,540,620

Net loss on investment and foreign currency transactions	(306,675)

Net Increase In Net Assets Resulting From Operations	$38,440,429

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Seven Months Ended October 31, 2015	Year Ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$38,747,104	$30,309,333	$59,338,554
Net realized gain (loss) on investment and foreign currency transactions	(4,847,295)	89,676,032	136,104,717
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,540,620	(226,248,195)	313,015,474

Net increase (decrease) in net assets resulting from operations	38,440,429	(106,262,830)	508,458,745

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(5,407,099)	(8,952,094)	(25,473,520)
Class B	(91,456)	(132,982)	(348,114)
Class C	(1,077,264)	(1,540,266)	(3,775,204)
Class Q	(4,344,125)	(4,535,964)	(5,345,681)
Class R	(223,349)	(263,720)	(482,924)
Class Z	(24,778,799)	(33,754,922)	(70,432,085)

	(35,922,092)	(49,179,948)	(105,857,528)

Distributions from net realized gains
Class A	(8,243,669)	—	—
Class B	(215,194)	—	—
Class C	(2,549,608)	—	—
Class Q	(5,211,340)	—	—
Class R	(365,187)	—	—
Class Z	(33,212,763)	—	—

	(49,797,761)	—	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	476,646,799	546,264,838	1,395,993,612
Net asset value of shares issued in reinvestment of dividends and distributions	56,315,871	32,742,788	73,076,454
Cost of shares reacquired	(571,151,759)	(991,987,073)	(966,875,419)

Net increase (decrease) in net assets from Fund share transactions	(38,189,089)	(412,979,447)	502,194,647

Total increase (decrease)	(85,468,513)	(568,422,225)	904,795,864

Net Assets:
Beginning of period	3,466,597,601	4,035,019,826	3,130,223,962

End of period	$3,381,129,088	$3,466,597,601	$4,035,019,826

See Notes to Financial Statements.

Prudential Global Real Estate Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund (the “Fund”), Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997.

The Fund’s fiscal year has changed from an annual reporting period that ends March 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

22

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

24

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities market.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term

Prudential Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to receive any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to declare dividends of net investment income quarterly. Distributions of net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

26

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of the PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursement, was .75% for the six months ended April 30, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2017.

PIMS has advised the Fund that it has received $126,504 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $95, $10,876 and $7,124 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended April 30, 2016.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc. an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $7,608 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $1,278,514,222 and $1,350,058,972, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$3,106,531,505

Appreciation	386,859,276
Depreciation	(55,995,791)

Net Unrealized Appreciation	$330,863,485

28

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

Prudential Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,981,183	$69,354,293
Shares issued in reinvestment of dividends and distributions	496,370	11,779,335
Shares reacquired	(3,762,209)	(87,536,693)

Net increase (decrease) in shares outstanding before conversion	(284,656)	(6,403,065)
Shares issued upon conversion from other share class(es)	82,948	1,926,107
Shares reacquired upon conversion into other share class(es)	(263,469)	(6,100,236)

Net increase (decrease) in shares outstanding	(465,177)	$(10,577,194)

Seven months ended October 31, 2015:
Shares sold	5,222,185	$128,049,616
Shares issued in reinvestment of dividends and distributions	320,758	7,850,642
Shares reacquired	(20,352,569)	(505,225,293)

Net increase (decrease) in shares outstanding before conversion	(14,809,626)	(369,325,035)
Shares issued upon conversion from other share class(es)	132,104	3,227,995
Shares reacquired upon conversion into other share class(es)	(708,537)	(16,871,313)

Net increase (decrease) in shares outstanding	(15,386,059)	$(382,968,353)

Year ended March 31, 2015:
Shares sold	12,966,154	$316,542,363
Shares issued in reinvestment of dividends and distributions	963,240	23,359,198
Shares reacquired	(11,659,586)	(284,914,719)

Net increase (decrease) in shares outstanding before conversion	2,269,808	54,986,842
Shares issued upon conversion from other share class(es)	289,497	7,084,155
Shares reacquired upon conversion into other share class(es)	(4,483,116)	(110,631,370)

Net increase (decrease) in shares outstanding	(1,923,811)	$(48,560,373)

30

Class B	Shares	Amount
Six months ended April 30, 2016:
Shares sold	13,228	$307,277
Shares issued in reinvestment of dividends and distributions	10,641	247,790
Shares reacquired	(44,934)	(1,023,016)

Net increase (decrease) in shares outstanding before conversion	(21,065)	(467,949)
Shares reacquired upon conversion into other share class(es)	(15,331)	(354,361)

Net increase (decrease) in shares outstanding	(36,396)	$(822,310)

Seven months ended October 31, 2015:
Shares sold	8,230	$199,424
Shares issued in reinvestment of dividends and distributions	4,439	106,792
Shares reacquired	(47,691)	(1,135,330)

Net increase (decrease) in shares outstanding before conversion	(35,022)	(829,114)
Shares reacquired upon conversion into other share class(es)	(30,349)	(711,691)

Net increase (decrease) in shares outstanding	(65,371)	$(1,540,805)

Year ended March 31, 2015:
Shares sold	88,270	$2,098,258
Shares issued in reinvestment of dividends and distributions	11,796	282,370
Shares reacquired	(78,780)	(1,887,471)

Net increase (decrease) in shares outstanding before conversion	21,286	493,157
Shares reacquired upon conversion into other share class(es)	(88,455)	(2,112,643)

Net increase (decrease) in shares outstanding	(67,169)	$(1,619,486)

Class C
Six months ended April 30, 2016:
Shares sold	290,961	$6,669,519
Shares issued in reinvestment of dividends and distributions	125,629	2,925,293
Shares reacquired	(735,747)	(16,738,331)

Net increase (decrease) in shares outstanding before conversion	(319,157)	(7,143,519)
Shares reacquired upon conversion into other share class(es)	(131,715)	(3,010,047)

Net increase (decrease) in shares outstanding	(450,872)	$(10,153,566)

Seven months ended October 31, 2015:
Shares sold	483,795	$11,703,303
Shares issued in reinvestment of dividends and distributions	51,519	1,239,457
Shares reacquired	(773,362)	(18,512,895)

Net increase (decrease) in shares outstanding before conversion	(238,048)	(5,570,135)
Shares reacquired upon conversion into other share class(es)	(108,574)	(2,602,763)

Net increase (decrease) in shares outstanding	(346,622)	$(8,172,898)

Year ended March 31, 2015:
Shares sold	2,058,000	$49,259,580
Shares issued in reinvestment of dividends and distributions	125,340	2,999,406
Shares reacquired	(1,073,612)	(25,751,267)

Net increase (decrease) in shares outstanding before conversion	1,109,728	26,507,719
Shares reacquired upon conversion into other share class(es)	(234,772)	(5,643,856)

Net increase (decrease) in shares outstanding	874,956	$20,863,863

Prudential Global Real Estate Fund	31

Notes to Financial Statements (unaudited) (continued)

Class Q	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,921,667	$68,510,739
Shares issued in reinvestment of dividends and distributions	272,736	6,499,518
Shares reacquired†	(2,392,943)	(56,606,647)

Net increase (decrease) in shares outstanding before conversion	801,460	18,403,610
Shares issued upon conversion from other share class(es)	2,086,994	50,338,267
Shares reacquired upon conversion into other share class(es)	(973)	(23,633)

Net increase (decrease) in shares outstanding	2,887,481	$68,718,244

Seven months ended October 31, 2015:
Shares sold	970,897	$23,530,737
Shares issued in reinvestment of dividends and distributions	144,400	3,546,893
Shares reacquired	(1,525,372)	(36,799,903)

Net increase (decrease) in shares outstanding before conversion	(410,075)	(9,722,273)
Shares issued upon conversion from other share class(es)	3,509,956	89,070,924

Net increase (decrease) in shares outstanding	3,099,881	$79,348,651

Year ended March 31, 2015:
Shares sold	6,589,766	$163,744,981
Shares issued in reinvestment of dividends and distributions	219,335	5,345,681
Shares reacquired	(1,128,400)	(28,587,525)

Net increase (decrease) in shares outstanding before conversion	5,680,701	140,503,137
Shares issued upon conversion from other share class(es)	1,266,853	32,318,414

Net increase (decrease) in shares outstanding	6,947,554	$172,821,551

Class R
Six months ended April 30, 2016
Shares sold	276,962	$6,471,750
Shares issued in reinvestment of dividends and distributions	22,410	530,683
Shares reacquired	(221,401)	(5,151,036)

Net increase (decrease) in shares outstanding	77,971	$1,851,397

Seven months ended October 31, 2015:
Shares sold	326,470	$7,948,073
Shares issued in reinvestment of dividends and distributions	9,752	238,202
Shares reacquired	(275,759)	(6,676,899)

Net increase (decrease) in shares outstanding before conversion	60,463	1,509,376
Shares reacquired upon conversion into other share class(es)	(613)	(14,824)

Net increase (decrease) in shares outstanding	59,850	$1,494,552

Year ended March 31, 2015:
Shares sold	623,726	$15,285,878
Shares issued in reinvestment of dividends and distributions	17,493	423,774
Shares reacquired	(314,215)	(7,703,919)

Net increase (decrease) in shares outstanding	327,004	$8,005,733

32

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	13,930,613	$325,333,221
Shares issued in reinvestment of dividends and distributions	1,441,174	34,333,252
Shares reacquired	(17,275,710)	(404,096,036)

Net increase (decrease) in shares outstanding before conversion	(1,903,923)	(44,429,563)
Shares issued upon conversion from other share class(es)	388,961	9,060,879
Shares reacquired upon conversion into other share class(es)	(2,151,285)	(51,836,976)

Net increase (decrease) in shares outstanding	(3,666,247)	$(87,205,660)

Seven months ended October 31, 2015:
Shares sold	15,232,971	$374,833,685
Shares issued in reinvestment of dividends and distributions	804,401	19,760,802
Shares reacquired	(17,389,080)	(423,636,753)

Net increase (decrease) in shares outstanding before conversion	(1,351,708)	(29,042,266)
Shares issued upon conversion from other share class(es)	807,297	19,368,519
Shares reacquired upon conversion into other share class(es)	(3,607,232)	(91,466,847)

Net increase (decrease) in shares outstanding	(4,151,643)	$(101,140,594)

Year ended March 31, 2015:
Shares sold	34,491,176	$849,062,552
Shares issued in reinvestment of dividends and distributions	1,669,934	40,666,025
Shares reacquired	(25,000,650)	(618,030,518)

Net increase (decrease) in shares outstanding before conversion	11,160,460	271,698,059
Shares issued upon conversion from other share class(es)	4,686,825	116,101,843
Shares reacquired upon conversion into other share class(es)	(1,461,003)	(37,116,543)

Net increase (decrease) in shares outstanding	14,386,282	$350,683,359

†	Includes affiliated redemption of 492 shares with a value of $11,623 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 53 days that the Fund had loans outstanding during the period was $6,895,755, borrowed at a weighted average interest rate of 1.64%. The maximum loan outstanding amount during the period was $26,173,000. As of April 30, 2016, the Fund did not have an outstanding loan balance.

Prudential Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,
	2016		2015(f)		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.36		$25.36		$22.59	$22.84	$19.79	$19.43	$16.83
Income (loss) from investment operations
Net investment income	.25		.17		.36	.33	.33	.33	.35
Net realized and unrealized gain (loss) on investment transactions	-	(g)	(.87)		3.06	(.15)	3.39	.37	2.75
Total from investment operations	.25		(.70)		3.42	.18	3.72	.70	3.10
Less Dividends:
Dividends from net investment income	(.20)		(.30)		(.65)	(.43)	(.67)	(.34)	(.50)
Distributions from net realized gains	(.38)		-		-	-	-	-	-
Total dividends and distributions	(.58)		(.30)		(.65)	(.43)	(.67)	(.34)	(.50)
Net asset value, end of period	$24.03		$24.36		$25.36	$22.59	$22.84	$19.79	$19.43
Total Return(a)	1.09%		(2.77)%		15.26%	.92%	19.07%	3.75%	18.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$558,009		$576,898		$990,774	$926,156	$679,524	$368,183	$281,427
Average net assets (000)	$547,634		$762,679		$982,032	$806,577	$470,031	$302,768	$214,086
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(d)	1.27%	(d)	1.27%	1.26%	1.27%	1.27%	1.30%
Expenses before waivers and/or expense reimbursement	1.28%	(d)	1.27%	(d)	1.27%	1.26%	1.27%	1.27%	1.30%
Net investment income	2.13%	(d)	1.17%	(d)	1.47%	1.47%	1.59%	1.77%	1.92%
Portfolio turnover	38%	(e)	48%	(e)	53%	32%	20%	20%	29%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(g)	Less than $0.005.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,
	2016		2015(f)		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.93		$24.93		$22.24	$22.61	$19.62	$19.29	$16.70
Income (loss) from investment operations
Net investment income	.16		.07		.18	.18	.19	.21	.24
Net realized and unrealized gain (loss) on investment transactions	.02		(.87)		3.01	(.16)	3.36	.34	2.70
Total from investment operations	.18		(.80)		3.19	.02	3.55	.55	2.94
Less Dividends:
Dividends from net investment income	(.13)		(.20)		(.50)	(.39)	(.56)	(.22)	(.35)
Distributions from net realized gains	(.38)		-		-	-	-	-	-
Total dividends and distributions	(.51)		(.20)		(.50)	(.39)	(.56)	(.22)	(.35)
Net asset value, end of period	$23.60		$23.93		$24.93	$22.24	$22.61	$19.62	$19.29
Total Return(a)	.77%		(3.20)%		14.44%	.24%	18.30%	2.97%	17.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,915		$14,981		$17,233	$16,866	$16,721	$12,671	$14,451
Average net assets (000)	$14,005		$15,836		$17,517	$17,712	$13,595	$13,320	$13,028
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.98%	(d)	1.97%	(d)	1.97%	1.96%	1.97%	1.97%	2.00%
Expenses before waivers and/or expense reimbursement	1.98%	(d)	1.97%	(d)	1.97%	1.96%	1.97%	1.97%	2.00%
Net investment income	1.44%	(d)	.52%	(d)	.77%	.80%	.94%	1.11%	1.33%
Portfolio turnover	38%	(e)	48%	(e)	53%	32%	20%	20%	29%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,
	2016		2015(f)		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.93		$24.92		$22.23	$22.61	$19.62	$19.29	$16.69
Income (loss) from investment operations
Net investment income	.16		.07		.18	.17	.19	.20	.20
Net realized and unrealized gain (loss) on investment transactions	.02		(.86)		3.01	(.16)	3.36	.35	2.75
Total from investment operations	.18		(.79)		3.19	.01	3.55	.55	2.95
Less Dividends:
Dividends from net investment income	(.13)		(.20)		(.50)	(.39)	(.56)	(.22)	(.35)
Distributions from net realized gains	(.38)		-		-	-	-	-	-
Total dividends and distributions	(.51)		(.20)		(.50)	(.39)	(.56)	(.22)	(.35)
Net asset value, end of period	$23.60		$23.93		$24.92	$22.23	$22.61	$19.62	$19.29
Total Return(a)	.77%		(3.16)%		14.45%	.19%	18.30%	2.97%	17.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,884		$175,965		$191,917	$151,751	$128,517	$86,546	$68,703
Average net assets (000)	$164,382		$181,798		$178,177	$146,043	$99,523	$78,213	$47,954
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.98%	(d)	1.97%	(d)	1.97%	1.96%	1.97%	1.97%	2.00%
Expenses before waivers and/or expense reimbursement	1.98%	(d)	1.97%	(d)	1.97%	1.96%	1.97%	1.97%	2.00%
Net investment income	1.45%	(d)	.52%	(d)	.75%	.79%	.92%	1.06%	1.14%
Portfolio turnover	38%	(e)	48%	(e)	53%	32%	20%	20%	29%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,	August 23, 2013(d) through March 31,
	2016		2015(g)		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.45		$25.45		$22.69	$21.46
Income (loss) from investment operations
Net investment income	.31		.24		.46	.26
Net realized and unrealized gain (loss) on investment transactions	-	(h)	(.87)		3.08	1.15
Total from investment operations	.31		(.63)		3.54	1.41
Less Dividends:
Dividends from net investment income	(.26)		(.37)		(.78)	(.18)
Distributions from net realized gains	(.38)		-		-	-
Total dividends and distributions	(.64)		(.37)		(.78)	(.18)
Net asset value, end of period	$24.12		$24.45		$25.45	$22.69
Total Return(a)	1.32%		(2.47)%		15.77%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$369,700		$304,042		$237,692	$54,236
Average net assets (000)	$349,528		$279,379		$140,024	$39,266
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	.80%	(c)	.80%	(c)	.81%	.83%	(c)
Expenses before waivers and/or expense reimbursement	.80%	(c)	.80%	(c)	.81%	.83%	(c)
Net investment income	2.62%	(c)	1.68%	(c)	1.84%	1.93%	(c)
Portfolio turnover	38%	(f)	48%	(f)	53%	32%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Annualized.
(d)	Commencement of operations.
(e)	Does not include the expenses of the underlying fund in which the Fund invests.
(f)	Not annualized.
(g)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(h)	Less than $0.005.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,
	2016		2015(f)		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.30		$25.31		$22.55	$22.82	$19.77	$19.42	$16.81
Income (loss) from investment operations
Net investment income	.22		.14		.30	.29	.29	.28	.30
Net realized and unrealized gain (loss) on investment transactions	.02		(.88)		3.06	(.16)	3.39	.37	2.76
Total from investment operations	.24		(.74)		3.36	.13	3.68	.65	3.06
Less Dividends:
Dividends from net investment income	(.18)		(.27)		(.60)	(.40)	(.63)	(.30)	(.45)
Distributions from net realized gains	(.38)		-		-	-	-	-	-
Total dividends and distributions	(.56)		(.27)		(.60)	(.40)	(.63)	(.30)	(.45)
Net asset value, end of period	$23.98		$24.30		$25.31	$22.55	$22.82	$19.77	$19.42
Total Return(a)	1.03%		(2.92)%		15.03%	.72%	18.89%	3.50%	18.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,052		$24,507		$24,002	$14,014	$13,078	$5,523	$3,032
Average net assets (000)	$24,603		$23,797		$19,001	$14,324	$8,527	$4,203	$1,823
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.48%	(d)	1.47%	(d)	1.47%	1.46%	1.47%	1.47%	1.50%
Expenses before waivers and/or expense reimbursement	1.73%	(d)	1.72%	(d)	1.72%	1.71%	1.72%	1.72%	1.75%
Net investment income	1.92%	(d)	1.01%	(d)	1.22%	1.31%	1.36%	1.52%	1.64%
Portfolio turnover	38%	(e)	48%	(e)	53%	32%	20%	20%	29%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Seven Months Ended October 31,		Year Ended March 31,
	2016		2015(f)		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$24.45		$25.46		$22.69	$22.93	$19.85	$19.50	$16.89
Income (loss) from investment operations
Net investment income	.29		.22		.43	.39	.39	.38	.37
Net realized and unrealized gain (loss) on investment transactions	.01		(.89)		3.07	(.15)	3.42	.36	2.80
Total from investment operations	.30		(.67)		3.50	.24	3.81	.74	3.17
Less Dividends:
Dividends from net investment income	(.24)		(.34)		(.73)	(.48)	(.73)	(.39)	(.56)
Distributions from net realized gains	(.38)		-		-	-	-	-	-
Total dividends and distributions	(.62)		(.34)		(.73)	(.48)	(.73)	(.39)	(.56)
Net asset value, end of period	$24.13		$24.45		$25.46	$22.69	$22.93	$19.85	$19.50
Total Return(a)	1.27%		(2.62)%		15.60%	1.22%	19.50%	3.99%	18.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,250,570		$2,370,204		$2,573,401	$1,967,200	$1,114,469	$517,935	$324,886
Average net assets (000)	$2,213,574		$2,429,133		$2,316,203	$1,626,256	$723,880	$406,631	$191,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.98%	(d)	.97%	(d)	.97%	.96%	.97%	.97%	1.00%
Expenses before waivers and/or expense reimbursement	.98%	(d)	.97%	(d)	.97%	.96%	.97%	.97%	1.00%
Net investment income	2.44%	(d)	1.52%	(d)	1.75%	1.75%	1.86%	2.03%	2.01%
Portfolio turnover	38%	(e)	48%	(e)	53%	32%	20%	20%	29%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

40

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PURAX	PURBX	PURCX	PGRQX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336876	744336405	744336504

MF182E2    0293076-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016